Income taxes (Schedule of detailed information about deferred taxes) (Details) - USD ($)	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Information About Income Taxes [Line Items]
Deferred tax assets	$ 10,286,836	$ 10,898,075	$ 10,065,450
Deferred tax assets not recognized	(10,286,836)	(10,898,075)	(10,065,450)
Net deferred tax assets	0	0	0
Non-capital losses and other [Member]
Disclosure Of Information About Income Taxes [Line Items]
Deferred tax assets	8,485,255	8,924,982	8,232,346
Capital losses [Member]
Disclosure Of Information About Income Taxes [Line Items]
Deferred tax assets	162,275	178,808	166,316
Property, equipment, patents and deferred costs [Member]
Disclosure Of Information About Income Taxes [Line Items]
Deferred tax assets	$ 1,639,306	$ 1,794,285	$ 1,666,788